                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5018

                         Smith Barney Investment Series
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                    Date of fiscal year end:  October 31
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               INVESTMENT SERIES
--------------------------------------------------------------------------------

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003

                        Smith Barney Premier Selections
                            All Cap Growth Portfolio
                     Smith Barney Large Cap Core Portfolio
                    Smith Barney Growth and Income Portfolio
                       Smith Barney Government Portfolio

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

                                 WHAT'S INSIDE

                    Letter From the Chairman............  1

                    Schedules of Investments............  2

                    Statements of Assets and Liabilities 15

                    Statements of Operations............ 16

                    Statements of Changes in Net Assets. 17

                    Notes to Financial Statements....... 19

                    Financial Highlights................ 24

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 28, 2003

  1 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003


           Smith Barney Premier Selections All Cap Growth Portfolio


SHARES                    SECURITY                       VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.5%
Aerospace and Defense -- 0.5%
 2,385 Alliant Techsystems Inc.*                      $   128,122
-----------------------------------------------------------------
Auto Parts and Equipment -- 1.1%
 8,000 Lear Corp.*                                        317,920
-----------------------------------------------------------------
Banks -- 3.0%
10,000 Flagstar Bancorp, Inc.                             331,000
 2,300 M&T Bank Corp.                                     194,281
 8,600 The South Financial Group, Inc.                    210,700
 2,200 Westamerica Bancorp.                                94,820
-----------------------------------------------------------------
                                                          830,801
-----------------------------------------------------------------
Casino/Hotels -- 1.3%
16,600 Station Casinos, Inc.*                             358,726
-----------------------------------------------------------------
Chemicals -- 0.5%
 3,900 International Flavors & Fragrances Inc.            123,942
-----------------------------------------------------------------
Computers -- 2.1%
 9,402 The BISYS Group, Inc.*                             158,706
 8,000 CACI International Inc., Class A Shares*           279,440
 5,000 Dell Computer Corp.*                               145,524
-----------------------------------------------------------------
                                                          583,670
-----------------------------------------------------------------
Consumer Durables -- 0.9%
 1,360 Electronic Arts Inc.*                               80,607
 6,600 Leapfrog Enterprises, Inc.*                        176,220
-----------------------------------------------------------------
                                                          256,827
-----------------------------------------------------------------
Consumer Non-Durables -- 3.6%
22,300 The Coca-Cola Co.                                  900,920
 5,200 The Pepsi Bottling Group, Inc.                     106,808
-----------------------------------------------------------------
                                                        1,007,728
-----------------------------------------------------------------
Consumer Services -- 3.9%
17,000 AOL Time Warner, Inc.*                             232,560
 7,101 ARAMARK Corp., Class B Shares*                     163,039
 1,700 Lennar Corp., Class A Shares                        92,208
 2,840 Manpower Inc.                                       93,379
 4,700 Univision Communications Inc., Class A Shares*     142,316
20,300 The Walt Disney Co.                                378,798
-----------------------------------------------------------------
                                                        1,102,300
-----------------------------------------------------------------
Cosmetics -- 0.6%
 3,550 Alberto-Culver Co.                                 169,264
-----------------------------------------------------------------
Education -- 1.6%
 7,500 Career Education Corp.*                            450,975
-----------------------------------------------------------------
Electronic Components -- 4.3%
 3,300 Benchmark Electronics, Inc.*                        85,635
21,400 Intel Corp.                                        393,760
12,700 Lam Research Corp.*                                184,531
 8,900 Micrel Inc.*                                       104,219

                      See Notes to Financial Statements.

  2 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


            Smith Barney Premier Selections All Cap Growth Portfolio

     SHARES                      SECURITY                          VALUE
     ----------------------------------------------------------------------
     Electronic Components -- 4.3% (continued)
     22,900 Texas Instruments, Inc.                             $   423,421
     ----------------------------------------------------------------------
                                                                  1,191,566
     ----------------------------------------------------------------------
     Electronics -- 1.1%
      6,900 Cymer, Inc.*                                            196,995
      6,400 Pepco Holdings, Inc.*                                   109,952
     ----------------------------------------------------------------------
                                                                    306,947
     ----------------------------------------------------------------------
     Energy -- 1.2%
      6,000 Stone Energy Corp.*                                     210,780
      5,000 Wisconsin Energy Corp.                                  131,650
     ----------------------------------------------------------------------
                                                                    342,430
     ----------------------------------------------------------------------
     Engineering and Construction -- 0.4%
      3,000 Jacobs Engineering Group Inc.*                          123,450
     ----------------------------------------------------------------------
     Finance -- 9.5%
      3,500 Affiliated Managers Group, Inc.*                        162,085
      4,017 Ambac Financial Group, Inc.                             234,392
     11,400 American International Group, Inc.                      660,630
      6,650 Banknorth Group, Inc.                                   158,802
      5,000 Compass Bancshares, Inc.                                168,600
      9,500 Eaton Vance Corp.                                       283,100
     10,600 Merrill Lynch & Co., Inc.                               435,130
      3,000 Nationwide Financial Services, Inc., Class A Shares      84,450
      3,200 Southwest Bancorp. of Texas, Inc.*                      108,736
      3,100 StanCorp Financial Group, Inc.                          166,470
      9,300 Waddell & Reed Financial, Inc., Class A Shares          186,000
     ----------------------------------------------------------------------
                                                                  2,648,395
     ----------------------------------------------------------------------
     Food -- 1.5%
      4,000 Dean Foods Co.*                                         174,120
      7,400 Hormel Foods Corp.                                      170,274
      2,375 Performance Food Group Co.*                              83,315
     ----------------------------------------------------------------------
                                                                    427,709
     ----------------------------------------------------------------------
     Healthcare - Drugs -- 8.1%
     12,900 Amgen, Inc.*                                            790,899
     17,000 Merck & Co. Inc.                                        989,060
     16,300 Pfizer Inc.                                             501,225
     ----------------------------------------------------------------------
                                                                  2,281,184
     ----------------------------------------------------------------------
     Healthcare - Services -- 7.1%
     10,500 Coventry Health Care, Inc.*                             428,610
      7,500 Henry Schein, Inc.*                                     323,625
     12,100 Johnson & Johnson                                       681,956
     25,000 Quest Diagnostics, Inc.*                                267,500
      1,600 St. Jude Medical, Inc.*                                  83,936
      5,150 Universal Health Services, Inc., Class B Shares*        199,151
     ----------------------------------------------------------------------
                                                                  1,984,778
     ----------------------------------------------------------------------
     Industrial Services -- 2.6%
      3,720 IDEX Corp.                                              118,482
      2,300 Smith International, Inc.*                               81,788

                      See Notes to Financial Statements.

  3 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


           Smith Barney Premier Selections All Cap Growth Portfolio

     SHARES                      SECURITY                         VALUE
     ---------------------------------------------------------------------
     Industrial Services -- 2.6% (continued)
      8,500 Smurfit-Stone Container Corp.*                     $   119,595
      3,500 W.W. Grainger, Inc.                                    161,525
      6,250 Weatherford International, Inc.*                       251,438
     ---------------------------------------------------------------------
                                                                   732,828
     ---------------------------------------------------------------------
     Insurance -- 1.4%
         90 Berkshire Hathaway Inc., Class B Shares*               209,734
      2,100 PartnerRe Ltd.                                         112,350
      2,500 Willis Group Holdings Ltd.                              77,975
     ---------------------------------------------------------------------
                                                                   400,059
     ---------------------------------------------------------------------
     Leisure Time -- 0.4%
      6,500 Royal Caribbean Cruises Ltd.                           120,705
     ---------------------------------------------------------------------
     Media -- 2.3%
      1,500 The E.W. Scripps Co., Class A Shares                   118,875
      4,100 Entercom Communications Corp.*                         199,219
      5,900 Lin TV Corp., Class A Shares*                          141,069
     10,000 Regal Entertainment Group, Class A Shares              196,000
     ---------------------------------------------------------------------
                                                                   655,163
     ---------------------------------------------------------------------
     Medical Products -- 1.4%
      4,400 Advanced Neuromodulation Systems, Inc.*                184,228
      5,600 ResMed Inc.*                                           205,408
     ---------------------------------------------------------------------
                                                                   389,636
     ---------------------------------------------------------------------
     Oil and Gas -- 3.5%
      6,250 KeySpan Corp.                                          211,687
      4,100 Murphy Oil Corp.                                       170,765
      3,950 Nabors Industries, Ltd.*                               154,840
     13,400 Pioneer Natural Resources Co.*                         320,528
      2,200 Praxair, Inc.                                          127,776
     ---------------------------------------------------------------------
                                                                   985,596
     ---------------------------------------------------------------------
     Pharmaceuticals -- 1.3%
      3,500 Gilead Sciences, Inc.*                                 161,490
      3,100 Mylan Laboratories Inc.                                 87,637
      2,400 Teva Pharmaceutical Industries Ltd., Sponsored ADR     112,080
     ---------------------------------------------------------------------
                                                                   361,207
     ---------------------------------------------------------------------
     Process Industries -- 0.6%
      3,400 Ecolab Inc.                                            173,706
     ---------------------------------------------------------------------
     Producer Manufacturing -- 7.3%
      2,000 American Standard Cos., Inc.*                          142,380
      2,700 Carlisle Cos., Inc.                                    122,472
      3,650 DENTSPLY International Inc.                            136,692
     11,600 General Electric Co.                                   341,620
     42,900 The Gillette Co.                                     1,306,305
     ---------------------------------------------------------------------
                                                                 2,049,469
     ---------------------------------------------------------------------
     Real Estate -- 0.6%
      5,800 The St. Joe Co.                                        169,940
     ---------------------------------------------------------------------

                      See Notes to Financial Statements.

  4 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


              Smith Barney Premier Selections All Cap Growth Portfolio

              SHARES               SECURITY                  VALUE
              --------------------------------------------------------
              Retail -- 12.5%
              32,500   Amazon.com, Inc.*                  $   931,775
               5,000   American Eagle Outfitters, Inc.*        87,500
               6,300   Barnes & Noble, Inc.*                  124,110
               6,300   Brinker International, Inc.*           200,025
              15,800   Chico's FAS, Inc.*                     384,572
               9,400   Coach, Inc.*                           408,994
              11,700   Hollywood Entertainment Corp.*         207,675
              20,000   The Home Depot, Inc.                   562,600
               7,900   Hot Topic, Inc.*                       193,155
               4,600   Outback Steakhouse, Inc.               164,404
               3,200   Panera Bread Co., Class A Shares*      108,896
               4,700   Williams-Sonoma, Inc.*                 121,636
              --------------------------------------------------------
                                                            3,495,342
              --------------------------------------------------------
              Semiconductors -- 2.1%
               9,050   ATMI, Inc.*                            190,946
              15,700   Cypress Semiconductor Corp.*           136,904
               2,600   Microchip Technology Inc.*              54,054
               7,350   Semtech Corp.*                         116,865
               5,100   Zoran Corp.*                            90,729
              --------------------------------------------------------
                                                              589,498
              --------------------------------------------------------
              Software -- 1.9%
              16,700   Borland Software Corp.*                151,469
               4,900   Cognos, Inc.*                          132,986
               5,900   Hyperion Solutions Corp.*              166,852
               7,200   J.D. Edwards & Co.*                     86,256
              --------------------------------------------------------
                                                              537,563
              --------------------------------------------------------
              Technology -- 6.0%
              13,800   Cisco Systems, Inc.*                   207,552
              11,800   Emulex Corp.*                          241,782
               2,750   Intuit Inc.*                           106,645
               3,400   Jabil Circuit, Inc.*                    63,580
               3,275   Mercury Interactive Corp.*             111,154
              31,600   Microsoft Corp.                        808,012
               3,700   Network Associates, Inc.*               42,291
               8,100   Teradyne, Inc.*                         93,960
              --------------------------------------------------------
                                                            1,674,976
              --------------------------------------------------------
              Telecommunications -- 0.8%
              29,300   Motorola, Inc.                         231,763
              --------------------------------------------------------
              Transportation -- 0.5%
               4,300   JetBlue Airways Corp.*                 135,149
              --------------------------------------------------------
                       TOTAL COMMON STOCK
                       (Cost -- $29,753,796)               27,339,334
              --------------------------------------------------------

                      See Notes to Financial Statements.


  5 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                                 Smith Barney Premier Selections All Cap Growth Portfolio
  FACE
 AMOUNT                                                SECURITY                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
$688,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $688,024; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
           Market value -- $701,760) (Cost -- $688,000)                                                        $   688,000
--------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100%
         (Cost -- $30,441,796**)                                                                               $28,027,334
--------------------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

  6 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


        Smith Barney Large Cap Core Portfolio

 SHARES               SECURITY                   VALUE
---------------------------------------------------------
COMMON STOCK -- 99.2%
Consumer Durables -- 0.7%
 7,590   Electronic Arts, Inc.*               $   449,859
---------------------------------------------------------
Consumer Non-Durables -- 9.0%
 6,450   Avon Products, Inc.                      375,197
23,050   The Coca-Cola Co.                        931,220
 9,650   General Mills, Inc.                      435,312
 8,950   Kimberly-Clark Corp.                     445,442
20,425   Kraft Foods Inc., Class A Shares         631,132
 9,550   Medtronic, Inc.                          455,917
21,305   PepsiCo, Inc.                            922,080
12,600   The Procter & Gamble Co.               1,132,110
 5,000   Unilever N.V., NY Shares                 314,850
---------------------------------------------------------
                                                5,643,260
---------------------------------------------------------
Consumer Services -- 6.0%
24,150   AOL Time Warner, Inc.*                   330,372
22,000   Cox Communications, Inc.*                728,200
 9,650   Harley-Davidson, Inc.                    428,846
22,500   Paychex, Inc.                            700,650
 6,700   USA Interactive*                         200,665
23,731   Viacom Inc., Class A Shares*           1,030,163
17,600   The Walt Disney Co.                      328,416
---------------------------------------------------------
                                                3,747,312
---------------------------------------------------------
Energy -- 5.6%
 7,050   Exelon Corp.                             373,932
64,006   Exxon Mobil Corp.                      2,253,011
10,750   Noble Corp.*                             332,713
 8,600   Total Fina Elf SA, Sponsored ADR         565,020
---------------------------------------------------------
                                                3,524,676
---------------------------------------------------------
Finance -- 17.9%
27,350   AMBAC Financial Group, Inc.            1,595,872
34,500   American International Group, Inc.     1,999,275
18,450   Bank of America Co., Inc.              1,366,222
24,250   The Bank of New York Co., Inc.           641,412
20,350   Fannie Mae                             1,473,136
25,650   J.P. Morgan Chase & Co.                  752,827
12,900   Lehman Brothers Holdings Inc.            812,313
31,000   Morgan Stanley                         1,387,250
25,650   Wells Fargo & Co.                      1,237,869
---------------------------------------------------------
                                               11,266,176
---------------------------------------------------------
Healthcare -- 12.6%
17,240   Alcon, Inc.                              759,422
10,960   Amgen Inc.*                              671,958
 6,700   Bristol-Myers Squibb Co.                 171,118
 5,275   Eli Lilly & Co.                          336,651
 4,000   Forest Laboratories, Inc.*               206,880
20,000   Johnson & Johnson                      1,127,200

                      See Notes to Financial Statements.

  7 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003



                Smith Barney Large Cap Core Portfolio

 SHARES                      SECURITY                         VALUE
----------------------------------------------------------------------
Healthcare -- 12.6% (continued)
88,315  Pfizer Inc.                                        $ 2,715,686
19,900  Schering-Plough Corp.                                  360,190
11,050  Teva Pharmaceutical Industries Ltd., Sponsored ADR     516,035
23,500  Wyeth                                                1,022,955
----------------------------------------------------------------------
                                                             7,888,095
----------------------------------------------------------------------
Indices -- 0.9%
 5,600  iShares Nasdaq Biotechnology Index Fund*               320,880
 8,500  Nasdaq-100 Index Tracking Stock*                       233,325
----------------------------------------------------------------------
                                                               554,205
----------------------------------------------------------------------
Industrial Services -- 3.5%
 9,900  Lockheed Martin Corp.                                  495,495
 7,800  Praxair, Inc.                                          453,024
 7,600  United Technologies Corp.                              469,756
 6,300  W.W. Grainger, Inc.                                    290,745
11,990  Weatherford International, Inc.*                       482,358
----------------------------------------------------------------------
                                                             2,191,378
----------------------------------------------------------------------
Insurance -- 2.7%
 4,150  Anthem, Inc.*                                          284,856
     6  Berkshire Hathaway Inc., Class A Shares*               418,890
20,500  The St. Paul Cos., Inc.                                703,970
 3,700  XL Capital Ltd., Class A Shares                        304,510
----------------------------------------------------------------------
                                                             1,712,226
----------------------------------------------------------------------
Media -- 0.5%
 2,150  Gannett Co., Inc.                                      162,798
 3,450  Tribune Co.                                            168,981
----------------------------------------------------------------------
                                                               331,779
----------------------------------------------------------------------
Producer Manufacturing -- 9.0%
 6,600  3M Co.                                                 831,864
10,950  Alcan, Inc.*                                           321,273
13,900  Alcoa, Inc.*                                           318,727
 7,000  E.I. du Pont de Nemours & Co.                          297,710
 9,805  EnCana Corp.                                           322,585
76,780  General Electric Co.                                 2,261,171
 8,050  International Paper Co.                                287,788
 9,620  Maxim Integrated Products, Inc.                        377,970
40,800  Tyco International Ltd.                                636,480
----------------------------------------------------------------------
                                                             5,655,568
----------------------------------------------------------------------
Retail -- 7.1%
 7,450  Costco Wholesale Corp.*                                257,994
24,576  The Home Depot, Inc.                                   691,323
 3,600  Lowe's Cos., Inc.                                      158,004
18,050  Target Corp.                                           603,592
46,950  The TJX Cos., Inc.                                     903,787
32,750  Wal-Mart Stores, Inc.                                1,844,480
----------------------------------------------------------------------
                                                             4,459,180
----------------------------------------------------------------------

                      See Notes to Financial Statements.


  8 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                                         Smith Barney Large Cap Core Portfolio

 SHARES                                                SECURITY                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
Software -- 7.4%
  20,800 BEA Systems, Inc.*                                                                                    $   222,768
 104,210 Microsoft Corp.                                                                                         2,664,650
  78,375 Oracle Corp.*                                                                                             931,095
  16,500 SAP AG, Sponsored ADR                                                                                     420,915
  19,520 VERITAS Software Corp.*                                                                                   429,635
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,669,063
--------------------------------------------------------------------------------------------------------------------------
Technology -- 8.5%
  50,750 Cisco Systems, Inc.*                                                                                      763,280
  36,500 Dell Computer Corp.*                                                                                    1,055,215
  24,100 EMC Corp.*                                                                                                219,069
  24,350 Hewlett-Packard Co.                                                                                       396,905
  62,368 Intel Corp.                                                                                             1,147,571
  12,400 International Business Machines Corp.                                                                   1,052,760
   9,050 Intuit Inc.*                                                                                              350,959
  17,800 Texas Instruments Inc.                                                                                    329,122
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,314,881
--------------------------------------------------------------------------------------------------------------------------
Telecommunications and Equipment -- 2.4%
  34,179 AT&T Wireless Services Inc.*                                                                              220,796
  25,632 Comcast Corp.*                                                                                            817,917
  17,700 Nokia Oyj, Sponsored ADR                                                                                  293,289
   5,250 Univision Communications Inc., Class A Shares*                                                            158,970
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,490,972
--------------------------------------------------------------------------------------------------------------------------
Transportation -- 1.7%
  11,000 Canadian National Railway Co.                                                                             534,930
  11,750 Delta Air Lines, Inc.                                                                                     150,283
   6,300 United Parcel Service, Inc., Class B Shares                                                               391,356
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,076,569
--------------------------------------------------------------------------------------------------------------------------
Utilities -- 3.7%
  17,850 The Southern Co.                                                                                          519,256
  47,715 Verizon Communications Inc.                                                                             1,783,587
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,302,843
--------------------------------------------------------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $66,159,767)                                                                                  62,278,042
--------------------------------------------------------------------------------------------------------------------------

 FACE
AMOUNT                                                 SECURITY                                                   VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
$511,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $511,018; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
           Market value -- $521,221) (Cost -- $511,000)                                                            511,000
--------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100%
         (Cost -- $66,670,767)                                                                                 $62,789,042
--------------------------------------------------------------------------------------------------------------------------

 *Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

  9 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                              Smith Barney Growth and Income Portfolio

 SHARES                                       SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
Consumer Discretionary -- 11.6%
22,500  Best Buy Co., Inc.*                                                                   $  778,050
12,861  Comcast Corp.                                                                            410,395
 8,320  Comcast Corp., Special Class A Shares*                                                   250,099
14,850  Federated Department Stores, Inc.*                                                       454,707
21,990  The Home Depot, Inc.                                                                     618,579
36,764  Liberty Media Corp., Class A Shares*                                                     404,404
11,700  McDonald's Corp.                                                                         200,070
13,130  MGM Mirage*                                                                              373,155
33,900  The News Corp. Ltd.                                                                      795,294
 6,800  UnitedGlobalCom Inc., Class A Shares*                                                     26,180
15,870  USA Interactive*                                                                         475,307
-------------------------------------------------------------------------------------------------------
                                                                                               4,786,240
-------------------------------------------------------------------------------------------------------
Consumer Staples -- 9.3%
 4,160  Avon Products, Inc.                                                                      241,987
22,300  Costco Wholesale Corp.*                                                                  772,249
10,650  The Estee Lauder Cos., Inc., Class A Shares+                                             346,125
 8,350  General Mills, Inc.                                                                      376,668
 6,290  Kimberly-Clark Corp.                                                                     313,053
12,740  Kraft Foods Inc., Class A Shares                                                         393,666
17,950  PepsiCo, Inc.                                                                            776,876
 3,600  Procter & Gamble Co.                                                                     323,460
16,940  Safeway, Inc.*                                                                           281,543
-------------------------------------------------------------------------------------------------------
                                                                                               3,825,627
-------------------------------------------------------------------------------------------------------
Energy -- 6.3%
38,040  Exxon Mobil Corp.                                                                      1,339,008
 4,500  Occidental Petroleum Corp.                                                               134,325
 2,940  Royal Dutch Petroleum Co., Sponsored ADR                                                 120,187
11,560  Total Fina Elf SA, Sponsored ADR+                                                        759,492
12,580  Transocean, Inc.*                                                                        239,649
-------------------------------------------------------------------------------------------------------
                                                                                               2,592,661
-------------------------------------------------------------------------------------------------------
Financials -- 19.4%
 6,090  American Express Co.                                                                     230,567
23,018  American International Group, Inc.+                                                    1,333,893
10,140  Bank of America Corp.                                                                    750,867
30,530  The Bank of New York Co., Inc.                                                           807,518
 9,740  Bank One Corp.                                                                           351,127
     3  Berkshire Hathaway Inc., Class A Shares*                                                 209,445
15,190  Fleet Boston Financial Corp.                                                             402,839
 9,030  Freddie Mac                                                                              522,837
 5,380  The Goldman Sachs Group, Inc.                                                            408,342
 3,750  iStar Financial, Inc.                                                                    112,237
12,070  J.P. Morgan Chase & Co.                                                                  354,255
 7,370  Marsh & McLennan Cos., Inc.                                                              351,402
11,900  MBNA Corp.                                                                               224,910
11,460  Merrill Lynch & Co., Inc.                                                                470,433
 4,260  Morgan Stanley                                                                           190,635

                      See Notes to Financial Statements.

  10 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                              Smith Barney Growth and Income Portfolio

 SHARES                                       SECURITY                                           VALUE
-----------------------------------------------------------------------------------------------------------
Financials -- 19.4% (continued)
 5,580  Wachovia Corp.                                                                        $   213,212
 1,120  Washington Mutual, Inc.                                                                    44,240
18,460  Wells Fargo & Co.                                                                         890,880
 2,030  XL Capital Ltd., Class A Shares                                                           167,069
--------------------------------------------------------------------------------------------------------
                                                                                                8,036,708
--------------------------------------------------------------------------------------------------------
Healthcare -- 14.3%
16,410  Amgen, Inc.*                                                                            1,006,097
 9,200  Cephalon, Inc.*+                                                                          375,728
 4,670  Eli Lilly & Co.                                                                           298,039
 3,250  Johnson & Johnson                                                                         183,170
 4,260  Medtronic, Inc.                                                                           203,372
 9,160  Mylan Laboratories, Inc.                                                                  258,953
58,770  Pfizer Inc.                                                                             1,807,177
29,540  Schering-Plough Corp.                                                                     534,674
27,080  Teva Pharmaceutical Industries Ltd., Sponsored ADR                                      1,264,636
--------------------------------------------------------------------------------------------------------
                                                                                                5,931,846
--------------------------------------------------------------------------------------------------------
Industrials -- 9.5%
 2,700  American Standard Cos., Inc.*                                                             192,213
 4,200  Avery Dennison Corp.                                                                      222,642
 6,090  The Boeing Co.                                                                            166,135
 9,230  Canadian National Railway Co.                                                             448,855
 4,160  Cummins, Inc.+                                                                            112,778
 3,550  Danaher Corp.+                                                                            244,879
40,420  General Electric Co.                                                                    1,190,369
 8,530  Lockheed Martin Corp.                                                                     426,926
 7,610  Navistar International Corp., Inc.*                                                       212,319
 3,720  PACCAR, Inc.                                                                              217,285
31,090  Tyco International Ltd.+                                                                  485,004
--------------------------------------------------------------------------------------------------------
                                                                                                3,919,405
--------------------------------------------------------------------------------------------------------
Information Technology -- 16.8%
21,600  ASML Holding N.V.*                                                                        190,296
32,560  BMC Software, Inc.*                                                                       485,795
34,590  Cisco Systems, Inc.*                                                                      520,234
17,030  Comverse Technology, Inc.*                                                                222,582
27,080  Dell Computer Corp.*                                                                      782,883
 5,900  Electronic Data Systems Corp.                                                             107,085
29,340  EMC Corp.                                                                                 266,701
 2,100  Expedia, Inc.*                                                                            121,359
18,080  Infineon Technologies AG                                                                  137,589
26,900  Intel Corp.                                                                               494,960
 1,220  International Business Machines Corp.                                                     103,578
 9,000  LSI Logic Corp.*                                                                           48,240
54,980  Microsoft Corp.                                                                         1,405,839
23,820  Nokia Corp., Sponsored ADR                                                                394,697
26,980  Oracle Corp.*                                                                             320,522
15,720  Paychex, Inc.+                                                                            489,521
 9,170  STMicroelectronics N.V.                                                                   188,810
75,490  Sun Microsystems, Inc.*                                                                   249,117

                      See Notes to Financial Statements.


  11 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                                 Smith Barney Growth and Income Portfolio

  SHARES                                         SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
Information Technology -- 16.8% (continued)
    19,501 VERITAS Software Corp.*                                                               $   429,217
-----------------------------------------------------------------------------------------------------------
                                                                                                   6,959,025
-----------------------------------------------------------------------------------------------------------
Materials -- 3.2%
    28,810 Alcoa, Inc.                                                                               660,613
    10,350 Barrick Gold Corp.                                                                        154,732
     7,200 Ecolab Inc.                                                                               367,848
     4,980 PolyOne Corp.                                                                              23,008
     8,720 Smurfit-Stone Container Corp.*                                                            122,690
-----------------------------------------------------------------------------------------------------------
                                                                                                   1,328,891
-----------------------------------------------------------------------------------------------------------
Telecommunication Services -- 3.1%
    86,486 AT&T Wireless Services Inc.*                                                              558,700
    19,250 Verizon Communications, Inc.                                                              719,565
-----------------------------------------------------------------------------------------------------------
                                                                                                   1,278,265
-----------------------------------------------------------------------------------------------------------
Utilities -- 3.2%
     9,840 Consolidated Edison, Inc.+                                                                382,481
     4,870 Exelon Corp.                                                                              258,305
    12,000 NiSource, Inc.                                                                            226,800
     8,370 Progress Energy, Inc.                                                                     349,699
     6,100 Xcel Energy, Inc.                                                                          82,472
-----------------------------------------------------------------------------------------------------------
                                                                                                   1,299,757
-----------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK (Cost -- $41,716,078)                                               39,958,425
-----------------------------------------------------------------------------------------------------------

  FACE
 AMOUNT                                          SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
$1,356,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $1,356,047;
             (Fully collateralized by various U.S. government agency obligations, 0.000% to
             4.875% due 5/9/03 to 11/15/07; Market value -- $1,383,120) (Cost -- $1,356,000)       1,356,000
-----------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100% (Cost -- $43,072,078**)                                     $41,314,425
-----------------------------------------------------------------------------------------------------------

 *Non-income producing security.
 + All or a portion of this security is on loan (See Note 6).
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                         APRIL 30, 2003

   FACE
  AMOUNT                              SECURITY                               VALUE
-------------------------------------------------------------------------------------
$1,768,104 State Street Navigator Securities Lending Trust Prime Portfolio
           (Cost -- $1,768,104)                                            $1,768,104
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  12 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                   Smith Barney Government Portfolio
   FACE
  AMOUNT                       SECURITY                        VALUE
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 45.8%
            U.S. Treasury Notes:
$11,500,000  3.250% due 8/15/07 (a)                         $ 11,817,159
 15,000,000  3.000% due 2/15/08 (a)                           15,159,390
  1,500,000  4.875% due 2/15/12 (a)                            1,626,681
 25,000,000  4.375% due 8/15/12 (a)                           26,110,375
 15,000,000  4.000% due 11/15/12 (a)                          15,196,290
            U.S. Treasury Bonds:
    300,000  7.250% due 5/15/16 (a)                              386,965
    200,000  9.000% due 11/15/18 (a)(b)                          299,742
    700,000  7.625% due 2/15/25 (a)                              963,895
  5,000,000  6.250% due 5/15/30 (a)                            6,026,370
  1,350,000 U.S. Treasury Strip (Principal) due 5/15/05 (a)    1,308,162
------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $77,900,763)                             78,895,029
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 4.3%
            Fannie Mae:
  1,200,000  4.750% due 11/14/03 (a)                           1,223,116
  1,700,000  5.250% due 1/15/09 (a)                            1,872,169
            Federal Home Loan Bank (FHLB):
  1,500,000  3.375% due 5/14/04 (a)                            1,533,445
    700,000  6.500% due 11/15/05 (a)                             779,957
  2,000,000 Freddie Mac, 4.500% due 4/15/32 (a)                2,030,413
------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Cost -- $7,095,663)                               7,439,100
------------------------------------------------------------------------
MORTGAGED-BACKED SECURITIES -- 27.8%
            Federal Home Loan Mortgage Corp. (FHLMC), Gold:
  1,186,256  6.500% due 9/1/31 (a)                             1,238,893
    727,096  6.000% due 12/1/31 (a)                              757,390
  8,000,000  6.000% due 5/1/33 (c)(d)                          8,322,496
            Federal National Mortgage Association (FNMA):
    241,615  6.000% due 8/1/16 (a)                               253,367
  1,000,000  6.000% due 5/1/18 (c)(d)                          1,048,125
  1,000,000  6.500% due 5/1/18 (c)(d)                          1,059,688
    184,101  6.500% due 4/1/29 (a)                               192,592
    554,864  7.000% due 11/1/31 (a)                              586,426
    626,322  6.500% due 5/1/32 (a)                               654,596
    725,940  7.500% due 5/1/32 (a)(e)                            773,811
  8,875,162  6.000% due 1/1/33 (a)(e)                          9,251,324
  5,000,000  5.500% due 5/1/33 (c)(d)                          5,137,500
  6,000,000  6.500% due 5/1/33 (c)(d)                          6,270,000
  1,000,000  7.000% due 5/1/33 (c)(d)                          1,056,875

                      See Notes to Financial Statements.

  13 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                                               Smith Barney Government Portfolio
   FACE
  AMOUNT                                                   SECURITY                                                     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 27.8% (continued)
            Government National Mortgage Association (GNMA):
$   315,249  6.500% due 6/15/31 (a)                                                                                  $    331,639
    441,374  7.000% due 9/15/31 (a)(e)                                                                                    468,573
 10,000,000  6.000% due 5/1/33 (c)(d)                                                                                  10,456,250
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $47,118,917)                                                                                      47,859,545
---------------------------------------------------------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $132,115,343)                                                                                    134,193,674
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.1%
 13,976,000 Goldman, Sachs & Co., 1.250% due 5/1/03; Proceeds at maturity -- $13,976,485; (Fully collateralized by various U.S. government agency obligations, 0.000% to 13.875% due 5/8/03 to 2/15/31;
              Market value -- $14,255,561)                                                                             13,976,000
 13,976,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity -- $13,976,485; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
              Market value -- $14,255,793)                                                                             13,976,000
  9,979,000 Morgan Stanley, 1.250% due 5/1/03; Proceeds at maturity -- $9,979,346; (Fully collateralized by various U.S. government agency obligations, 7.875% to 9.000% due 8/15/17 to 2/15/21;
              Market value -- $10,275,452)                                                                              9,979,000
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $37,931,000)                                                                                      37,931,000
---------------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $170,046,343**)                                                                                 $172,124,674
---------------------------------------------------------------------------------------------------------------------------------

(a)All or a portion of this security is segregated for "to-be-announced" securities and open futures contracts commitments.
(b)All or a portion of this security is held as collateral for open futures contracts commitments.
(c)Mortgage dollar roll (See Note 8).
(d)All or a portion of this security is traded on a "to-be-announced" basis (See Note 7).
(e)Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
**Aggregate cost of Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

  14 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003



                                                              Smith Barney
                                                           Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                                All Cap         Large Cap       Growth and     Government
                                                            Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost                                         $ 29,753,796     $ 66,159,767    $ 41,716,078   $132,115,343
 Repurchase agreements, at cost                                    688,000          511,000       1,356,000     37,931,000
 Loaned securities collateral, at cost (Note 6)                         --               --       1,768,104             --
--------------------------------------------------------------------------------------------------------------------------
 Investments, at value                                        $ 27,339,334     $ 62,278,042    $ 39,958,425   $134,193,674
 Repurchase agreements, at value                                   688,000          511,000       1,356,000     37,931,000
 Loaned securities collateral, at value (Note 6)                        --               --       1,768,104             --
 Cash                                                                  721              247             803          2,771
 Receivable for securities sold                                    365,285          128,690         421,978     18,727,438
 Receivable for Fund shares sold                                    16,194           77,241         110,086        202,142
 Dividends and interest receivable                                  14,556           49,345          49,513      1,123,919
 Receivable from broker -- variation margin                             --               --              --         23,437
--------------------------------------------------------------------------------------------------------------------------
 Total Assets                                                   28,424,090       63,044,565      43,664,909    192,204,381
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                  661,344               --         684,154     51,911,677
 Management fees payable                                            18,878           37,868          24,346         81,804
 Payable for Fund shares purchased                                  16,342              237              --             --
 Payable for securities on loan (Note 6)                                --               --       1,768,104             --
 Accrued expenses                                                   45,704           34,019          52,146         26,002
--------------------------------------------------------------------------------------------------------------------------
 Total Liabilities                                                 742,268           72,124       2,528,750     52,019,483
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                              $ 27,681,822     $ 62,972,441    $ 41,136,159   $140,184,898
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest                   $         30     $         85    $         57   $        118
 Capital paid in excess of par value                            41,576,187       95,488,737      53,341,220    136,504,774
 Undistributed net investment income                                 4,445           95,831          88,626      1,280,048
 Accumulated net realized gain (loss) from security
   transactions and futures contracts                          (11,484,378)     (28,730,487)    (10,536,091)       264,583
 Net unrealized appreciation (depreciation) of investments
   and futures contracts                                        (2,414,462)      (3,881,725)     (1,757,653)     2,135,375
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                              $ 27,681,822     $ 62,972,441    $ 41,136,159   $140,184,898
--------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                                               2,991,287        8,483,676       5,677,807     11,835,406
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value                                                      $9.25            $7.42           $7.25         $11.84
--------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  15 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2003


                                                                 Smith Barney
                                                              Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                                   All Cap         Large Cap       Growth and     Government
                                                               Growth Portfolio  Core Portfolio Income Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                      $   124,986      $   418,512     $   296,977             --
  Interest                                                             4,217            8,972          20,592     $2,107,538
  Less: Foreign withholding tax                                         (129)          (2,910)         (4,760)            --
---------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                                            129,074          424,574         312,809      2,107,538
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                           102,641          223,898         141,753        342,083
  Custody                                                              7,124           14,753           9,902          6,489
  Audit and legal                                                      4,885           22,505          12,483         16,258
  Shareholder communications                                           4,071           16,021           7,543         10,038
  Shareholder servicing fees                                           2,487            2,626           2,347          2,716
  Trustees' fees                                                       1,982            1,346             610            537
  Other                                                                1,439            4,668           2,833          3,397
---------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                     124,629          285,817         177,471        381,518
  Less: Management fee waiver (Note 2)                                    --           (3,457)             --             --
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                       124,629          282,360         177,471        381,518
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                  4,445          142,214         135,338      1,726,020
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)        (2,510,534)      (3,303,587)     (3,227,629)       281,797
   Futures contracts                                                      --          (12,078)             --         31,793
---------------------------------------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                        (2,510,534)      (3,315,665)     (3,227,629)       313,590
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments and Futures Contracts:
   Beginning of period                                            (5,743,336)      (8,712,461)     (6,720,746)     1,483,895
   End of period                                                  (2,414,462)      (3,881,725)     (1,757,653)     2,135,375
---------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)             3,328,874        4,830,736       4,963,093        651,480
---------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        818,340        1,515,071       1,735,464        965,070
---------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $   822,785      $ 1,657,285     $ 1,870,802     $2,691,090
---------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  16 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE SIX MONTHS ENDED APRIL 30, 2003


                                                      Smith Barney
                                                   Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                     All Cap Growth     Large Cap       Growth and     Government
                                                       Portfolio      Core Portfolio Income Portfolio  Portfolio
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                               $     4,445      $   142,214     $   135,338    $  1,726,020
  Net realized gain (loss)                             (2,510,534)      (3,315,665)     (3,227,629)        313,590
  Change in net unrealized appreciation
   (depreciation)                                       3,328,874        4,830,736       4,963,093         651,480
-------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  822,785        1,657,285       1,870,802       2,691,090
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        --         (214,782)       (198,672)     (1,371,678)
-------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                                --         (214,782)       (198,672)     (1,371,678)
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                      1,126,882        3,580,177       4,624,944      56,106,782
  Net asset value of shares issued
   for reinvestment of dividends                               --          214,782         198,672       1,371,678
  Cost of shares reacquired                            (2,895,656)      (3,404,211)     (2,089,700)     (2,716,896)
-------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                  (1,768,774)         390,748       2,733,916      54,761,564
-------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        (945,989)       1,833,251       4,406,046      56,080,976

NET ASSETS:
  Beginning of period                                  28,627,811       61,139,190      36,730,113      84,103,922
-------------------------------------------------------------------------------------------------------------------
  End of period*                                      $27,681,822      $62,972,441     $41,136,159    $140,184,898
-------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:         $4,445          $95,831         $88,626      $1,280,048
-------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  17 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEAR ENDED OCTOBER 31, 2002



                                                      Smith Barney
                                                   Premier Selections  Smith Barney    Smith Barney   Smith Barney
                                                     All Cap Growth     Large Cap       Growth and     Government
                                                       Portfolio      Core Portfolio Income Portfolio  Portfolio
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                        $   (87,395)     $    169,137    $   154,000    $   902,915
  Net realized loss                                    (6,532,841)      (15,801,301)    (3,914,987)       (22,345)
  Change in net unrealized appreciation
   (depreciation)                                         528,777           497,788     (3,064,839)     1,016,483
------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                          (6,091,459)      (15,134,376)    (6,825,826)     1,897,053
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (18,768)         (197,647)      (113,186)      (471,166)
  Net realized gains                                           --                --             --       (323,201)
------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                           (18,768)         (197,647)      (113,186)      (794,367)
------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                      5,995,549        16,910,865     15,695,927     70,965,054
  Net asset value of shares issued
   for reinvestment of dividends                           18,768           197,647        113,186        794,367
  Cost of shares reacquired                            (5,659,901)       (7,730,105)    (3,716,053)    (2,167,846)
------------------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                           354,416         9,378,407     12,093,060     69,591,575
------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (5,755,811)       (5,953,616)     5,154,048     70,694,261

NET ASSETS:
  Beginning of year                                    34,383,622        67,092,806     31,576,065     13,409,661
------------------------------------------------------------------------------------------------------------------
  End of year*                                        $28,627,811      $ 61,139,190    $36,730,113    $84,103,922
------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:             --          $168,399       $151,960       $925,706
------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  18 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income, and Smith Barney Government Portfolios ("Funds") are separate investment funds of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company and consists of these Funds and three other separate retail investment funds: Smith Barney Large Cap Core Fund, Smith Barney Growth and Income Fund and Smith Barney International Fund, formerly known as Smith Barney International Aggressive Growth Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount is recorded on the accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (l) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise tax; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Smith Barney Premier Selections All Cap Growth Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  19 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

2. Investment Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the manager to the Funds. The Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios pay SBFM a management fee calculated at an annual rate of 0.75% of their average daily net assets and the Smith Barney Government Portfolio pays SBFM a management fee calculated at an annual rate of 0.60% of its average daily net assets. These fees are calculated daily and paid monthly. For the six months ended April 30, 2003, SBFM waived a portion of its management fee for the Smith Barney Large Cap Core Portfolio amounting to $3,457.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the six months ended April 30, 2003, CGM and its affiliates received $890 in brokerage commissions for the Funds' agency transactions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for the six months ended April 30, 2003 were $1,666. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

  20 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                     Purchases      Sales
-------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio           $  6,398,810 $  7,247,731
------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                            16,192,268   15,144,797
------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                            13,586,083   11,073,424
------------------------------------------------------------
Smith Barney Government Portfolio    206,696,875  153,163,477
------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                              Net Unrealized
                                                               Appreciation
                                    Appreciation Depreciation (Depreciation)
----------------------------------------------------------------------------
Smith Barney Premier Selections
 All Cap Growth Portfolio            $2,436,370  $(4,850,832)  $(2,414,462)
---------------------------------------------------------------------------
Smith Barney Large Cap Core
 Portfolio                            3,217,897   (7,099,622)   (3,881,725)
---------------------------------------------------------------------------
Smith Barney Growth and Income
 Portfolio                            2,440,188   (4,197,841)   (1,757,653)
---------------------------------------------------------------------------
Smith Barney Government Portfolio     2,180,860     (102,529)    2,078,331
---------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

The Funds may from time to time enter into futures contracts. Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2003, the Smith Barney Government Portfolio had the following open futures contracts:

                                    Expiration
                                      Month/     # of      Basis      Market   Unrealized
                                       Year    Contracts   Value      Value       Gain
-----------------------------------------------------------------------------------------
To Buy:
U.S. Treasury Notes                    6/03       50     $5,630,456 $5,687,500  $57,044
----------------------------------------------------------------------------------------

At April 30, 2003, the Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios did not hold any futures contracts.

  21 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in segregated accounts.

The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2003, Smith Barney Growth and Income Portfolio had loaned common stocks having a market value of $1,737,777 which were collateralized by cash. The cash collateral received for the Smith Barney Growth and Income Portfolio amounting to $1,768,104 was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended April 30, 2003, the Smith Barney Growth and Income Portfolio earned $5,822 in interest income from securities loaned.

At April 30, 2003, Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Government Portfolios did not have any securities on loan.

7. Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2003, the Smith Barney Government Portfolio held TBA securities with a total cost of $32,934,922.

8. Mortgage Dollar Rolls

The Smith Barney Government Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

At April 30, 2003, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $23,736,313 and $2,108,359 for scheduled settlements on May 14, 2003 and May 19, 2003, respectively. There were no counterparties with dollar rolls outstanding in excess of 10% of net assets at April 30, 2003.

  22 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

9. Sharesof Beneficial Interest

At April 30, 2003, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Fund were as follows:

                                              Six Months Ended    Year Ended
                                               April 30, 2003  October 31, 2002
------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap
 Growth Portfolio
Shares sold                                        126,429           560,604
Shares issued on reinvestment                           --             2,076
Shares reacquired                                 (331,255)         (570,559)
------------------------------------------------------------------------------
Net Decrease                                      (204,826)           (7,879)
------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio
Shares sold                                        498,767         1,930,789
Shares issued on reinvestment                       30,596            26,709
Shares reacquired                                 (486,082)       (1,008,749)
------------------------------------------------------------------------------
Net Increase                                        43,281           948,749
------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio
Shares sold                                        664,342         1,905,118
Shares issued on reinvestment                       29,088            15,764
Shares reacquired                                 (303,305)         (509,688)
------------------------------------------------------------------------------
Net Increase                                       390,125         1,411,194
------------------------------------------------------------------------------
Smith Barney Government Portfolio
Shares sold                                      4,784,277         6,115,834
Shares issued on reinvestment                      117,037            68,717
Shares reacquired                                 (232,405)         (190,552)
------------------------------------------------------------------------------
Net Increase                                     4,668,909         5,993,999
------------------------------------------------------------------------------

10. SubsequentEvent

Effective May 12, 2003, Smith Barney Government Portfolio changed its name to SB Government Portfolio, and all of the Fund's outstanding shares have been designated Class A shares.

  23 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Premier Selections
All Cap Growth Portfolio                   2003/(1)/       2002       2001 2000/(2)/  1999/(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $   8.96    $  10.73   $  14.48   $  10.11   $ 10.00
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)/(4)/           0.00*      (0.03)      0.02       0.09      0.01
 Net realized and unrealized gain (loss)     0.29       (1.73)     (3.69)      4.30      0.10
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.29       (1.76)     (3.67)      4.39      0.11
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --       (0.01)     (0.04)     (0.02)       --
 Net realized gains                            --          --      (0.04)        --        --
------------------------------------------------------------------------------------------------
Total Distributions                            --       (0.01)     (0.08)     (0.02)       --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $   9.25    $   8.96   $  10.73   $  14.48   $ 10.11
------------------------------------------------------------------------------------------------
Total Return                                 3.24%++   (16.44)%   (25.45)%    43.43%     1.10%++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $27,682     $28,628    $34,384    $21,419    $3,032
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(5)/                            0.91%+      0.95%      0.95%      0.95%     0.95%+
 Net investment income (loss)                0.03+      (0.25)      0.16       0.72      1.00+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        24%         58%       116%        58%        8%
------------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $45,159, $30,419 and $13,182 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income
    (loss) and the actual expense ratios would have been as follows:

                                                                                              Expense Ratios
                                                         Net Investment Income (Loss)    Without Fee Waivers and/or
                                                         Per Share (Increases) Decreases  Expense Reimbursements
                                                         ------------------------------- ----------------------
                                                          2002     2001    2000   1999   2002    2001  2000   1999
                                                          ------    -----  -----  -----  ----    ----  ----  ----
Smith Barney Premier Selections All Cap Growth Portfolio $(0.02)   $0.02   $0.15  $0.05  1.11%   1.08% 2.14% 5.35%+

(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


  24 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Large Cap Core Portfolio      2003/(1)/       2002    2001    2000/(2)/  1999/(3)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $   7.24    $   8.96   $  12.14   $  10.51   $ 10.00
------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                  0.02        0.02       0.04       0.05      0.01
 Net realized and unrealized gain (loss)     0.19       (1.72)     (3.19)      1.59      0.50
------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.21       (1.70)     (3.15)      1.64      0.51
------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.03)      (0.02)     (0.03)     (0.01)       --
------------------------------------------------------------------------------------------------
Total Distributions                         (0.03)      (0.02)     (0.03)     (0.01)       --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $   7.42    $   7.24     $ 8.96   $  12.14   $ 10.51
------------------------------------------------------------------------------------------------
Total Return                                 2.85%++   (18.94)%   (26.03)%    15.61%     5.10%++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $62,972     $61,139    $67,093    $49,630    $5,274
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(5)/                            0.95%+      0.93%      0.93%      0.95%     0.95%+
 Net investment income                       0.48+       0.24       0.42       0.42      0.67+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        26%         45%        26%        30%        6%
------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the six months ended April 30, 2003, the year ended October 31, 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $20,272 for the period ended October 31, 1999. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                                   Expense Ratios
                                       Net Investment Income  Without Fee Waivers and/or
                                        Per Share Decreases     Expense Reimbursements
                                      ----------------------- -----------------------
                                       2003    2000    1999    2003     2000      1999
                                      -----  -------- -------  ----     ----      ----
Smith Barney Large Cap Core Portfolio $0.00*    $0.07   $0.05 0.96%+      1.55%   5.00%+

(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 *Amount represents less than 0.01%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  25 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Growth and Income Portfolio        2003/(1)/      2002      2001      2000/(2)/  1999/(3)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $   6.95    $   8.15   $  10.77    $  10.10    $ 10.00
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)(5)/                     0.02        0.02       0.05        0.16       0.01
 Net realized and unrealized gain (loss)/(5)/      0.32       (1.20)     (2.58)       0.53       0.09
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.34       (1.18)     (2.53)       0.69       0.10
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.04)      (0.02)     (0.05)      (0.02)        --
 Net realized gains                                  --          --      (0.04)         --         --
--------------------------------------------------------------------------------------------------------
Total Distributions                               (0.04)      (0.02)     (0.09)      (0.02)        --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $   7.25    $   6.95     $ 8.15    $  10.77    $ 10.10
--------------------------------------------------------------------------------------------------------
Total Return                                       4.88%++   (14.47)%   (23.63)%      6.86%      1.00%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $41,136     $36,730    $31,576     $18,089     $3,045
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                                  0.94%+      0.95%      0.95%       0.95%      0.95%+
 Net investment income/(5)/                        0.72+       0.40       0.53        1.54       0.69+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              30%         48%        68%         72%         1%
--------------------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4)The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $61,498, $21,016 and $12,636 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                      Expense Ratios
                                          Net Investment Income  Without Fee Waivers and/or
                                           Per Share Decreases    Expense Reimbursements
                                         ----------------------- ----------------------
                                         2002  2001  2000  1999  2002    2001  2000   1999
                                         ----- ----- ----- ----- ----    ----  ----  ----
Smith Barney Growth and Income Portfolio $0.01 $0.02 $0.12 $0.05 1.09%   1.18% 2.05% 5.22%+

(5)Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(6) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  26 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Government Portfolio           2003/(1)(2)/  2002/(2)/   2001    2000/(2)/  1999/(3)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.74        $11.44    $10.62   $10.13     $10.00
----------------------------------------------------------------------------------------------
Income From Operations:
 Net investment income/(4)(5)/                 0.20          0.35      0.52     0.53       0.05
 Net realized and unrealized gain/(5)/         0.06          0.13      0.87     0.12       0.08
----------------------------------------------------------------------------------------------
Total Income From Operations                   0.26          0.48      1.39     0.65       0.13
----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.16)        (0.11)    (0.57)   (0.16)        --
 Net realized gains                              --         (0.07)       --       --         --
----------------------------------------------------------------------------------------------
Total Distributions                           (0.16)        (0.18)    (0.57)   (0.16)        --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $11.84        $11.74    $11.44   $10.62     $10.13
----------------------------------------------------------------------------------------------
Total Return                                   2.25%++       4.20%    13.56%    6.55%      1.30++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $140,185       $84,104   $13,410   $4,996     $5,066
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)(6)/                              0.69%+        0.80%     0.80%    0.80%      0.80%+
 Net investment income/(5)/                    3.10+         3.17      4.47     5.19       4.36+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         170%          145%       90%       0%         0%
----------------------------------------------------------------------------------------------

(1)For the six months ended April 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 15, 1999 (commencement of operations) to October 31, 1999.
(4) The Manager agreed to waive all or a portion of its fees for the years ended October 31, 2002, 2001 and 2000 and the period ended October 31, 1999. In addition, the Manager also reimbursed expenses of $57,022, $33,010 and $14,291 for the years ended October 31, 2001 and 2000, and the period ended October 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the actual expense ratios would have been as follows:

                                                  Expense Ratios
                      Net Investment Income  Without Fee Waivers and/or
                       Per Share Decreases    Expense Reimbursements
                     ----------------------- ----------------------
                     2002  2001  2000  1999  2002    2001  2000   1999
                     ----- ----- ----- ----- ----    ----  ----  ----
Smith Barney
 Government
 Portfolio           $0.02 $0.06 $0.13 $0.04 1.00%   1.30% 2.06% 3.73%+

(5) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.12 and 3.32%, respectively. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(6) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.80%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  27 Smith Barney Investment Series | 2003 Semi-Annual Report to Shareholders

                                 SMITH BARNEY
                               INVESTMENT SERIES



           TRUSTEES                     OFFICERS (Cont'd.)
           Elliott J. Berv              Francis L. Mustaro
           Donald M. Carlton            Vice President and
           A. Benton Cocanougher        Investment Officer
           Mark T. Finn
           R. Jay Gerken, Chairman      Lawrence B. Weissman, CFA
           Stephen Randolph Gross       Vice President and
           Diana R. Harrington          Investment Officer
           Susan B. Kerley
           Alan G. Merten               Timothy Woods, CFA
           C. Oscar Morong, Jr.         Vice President and
           R. Richardson Pettit         Investment Officer
           Walter E. Robb, III
                                        Kaprel Ozsolak
           OFFICERS                     Controller
           R. Jay Gerken
           President and                Robert I. Frenkel
           Chief Executive Officer      Secretary

           Lewis E. Daidone             INVESTMENT MANAGER
           Senior Vice President and    Smith Barney Fund
           Chief Administrative Officer   Management LLC

           Richard L. Peteka            CUSTODIAN
           Chief Financial Officer      State Street Bank and
           and Treasurer                  Trust Company

           Alan J. Blake                TRANSFER AGENT
           Vice President and           Citicorp Trust Bank, fsb.
           Investment Officer           125 Broad Street, 11th Floor
                                        New York, New York 10004
           Michael Kagan
           Vice President and           SUB-TRANSFER AGENT
           Investment Officer           PFPC Global Fund Services
                                        P.O. Box 9699
           Roger M. Lavan               Providence, Rhode Island
           Vice President and           02940-9699
           Investment Officer

   Smith Barney Investment Series



 This report is submitted for general information of the shareholders of the Smith Barney Investment Series -- Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core, Smith Barney Growth and Income and Smith Barney Government Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus, which contains information concerning the investment policies and expenses as well as other pertinent information.

 SMITH BARNEY INVESTMENT SERIES
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.






 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02334 6/03
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

              Exhibit 99. CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized. Smith Barney Investment Series


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer of
    Smith Barney Investment Series

Date: July 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    Smith Barney Investment Series

Date: July 2, 2003

By: /s/ Richard Peteka
    Chief Financial Officer of
    Smith Barney Investment Series

Date: July 2, 2003